Investment in associated companies	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Investment in associated companies	Investment in associated companies
As of June 30, 2024 and December 31, 2023, the carrying values of our investments in associated companies were as follows:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Sonadrill	66	80
Gulfdrill (1)	—	10
Total investment in associated companies	66	90
(1) Refer to Note 16 – "Disposal of Assets" for additional details related to the sale of equity interest in the Gulfdrill investment during the second quarter of 2024.